OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER INCOME
Gain on disposal of Property, plant and equipment	$ 265,514	$ 1,984,547	$ 312,470
Recovery AFIP claim		232,617
Recover PIS and COFINS credits (1)	40,281,550
Others	400,094	392,004	238,364
Total	$ 40,947,158	$ 2,609,168	$ 550,834